Loans Payable (Details)	12 Months Ended
	Jan. 31, 2023 CAD ($)	Jan. 31, 2022 CAD ($)	Jan. 31, 2022 USD ($)
Loans Payable
Loans Payable, Beginning Balance	$ 74,559
Proceeds from loans payable		$ 120,000	$ 120,000
Premium on loans payable			(50,949)
Accretion loan payable	5,441		$ 5,508
Loans Payable, Ending Balance	80,000	74,559
Current Loan Payable
Current Loan Payable, Begging Balance	40,000
Current Note Payable, Ending Balance	80,000	40,000
Long - Term Laon Payable
Long-Term Loan Payable, Beginning Balance	$ 34,559
Long-Term Loan Payable, Ending Balance		$ 34,559